Portfolio of Investments (unaudited)
As of January 31, 2024
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS—97.2%
AUSTRALIA—0.8%
Materials—0.8%
Rio Tinto PLC, ADR	31,500	$ 2,182,005
BRAZIL—1.6%
Industrials—0.9%
CCR SA	969,000	2,566,059
Materials—0.7%
Vale SA, ADR	130,500	1,786,545
Total Brazil		4,352,604
CANADA—1.5%
Energy—1.5%
Enbridge, Inc.(a)	116,600	4,139,300
CHINA—1.7%
Communication Services—0.7%
Tencent Holdings Ltd.	56,700	1,968,131
Financials—0.7%
Ping An Insurance Group Co. of China Ltd., H Shares	435,700	1,831,483
Real Estate—0.3%
China Vanke Co. Ltd., H Shares	1,165,300	916,854
Total China		4,716,468
DENMARK—1.3%
Financials—1.3%
Tryg AS	170,500	3,644,286
EGYPT—0.6%
Energy—0.6%
Energean PLC	125,800	1,511,553
FINLAND—0.6%
Information Technology—0.6%
Nokia OYJ	416,406	1,505,401
FRANCE—6.4%
Consumer Discretionary—1.0%
LVMH Moet Hennessy Louis Vuitton SE	3,200	2,662,587
Consumer Staples—2.1%
Danone SA	49,000	3,264,557
Pernod Ricard SA	15,600	2,558,175
		5,822,732
Energy—1.2%
TotalEnergies SE, ADR(a)	50,900	3,317,662
Industrials—0.7%
Teleperformance SE	11,800	1,842,854
Utilities—1.4%
Engie SA	232,300	3,710,405
Total France		17,356,240
GERMANY—2.6%
Consumer Discretionary—0.5%
Mercedes-Benz Group AG	20,000	1,350,256
Financials—1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,200	2,639,457
Shares or Principal Amount		Value

Utilities—1.1%
RWE AG	81,900	$ 3,024,208
Total Germany		7,013,921
HONG KONG—0.8%
Financials—0.8%
Hong Kong Exchanges & Clearing Ltd.	70,600	2,140,507
JAPAN—1.8%
Financials—1.1%
Mitsubishi UFJ Financial Group, Inc.	319,000	2,987,928
Real Estate—0.7%
GLP J-REIT	2,000	1,785,667
Total Japan		4,773,595
NETHERLANDS—4.6%
Financials—1.1%
ING Groep NV	209,500	2,976,673
Information Technology—3.5%
ASML Holding NV	4,600	3,990,904
BE Semiconductor Industries NV	37,000	5,560,297
		9,551,201
Total Netherlands		12,527,874
NORWAY—0.9%
Communication Services—0.9%
Telenor ASA	224,700	2,493,284
SINGAPORE—1.2%
Financials—1.2%
Oversea-Chinese Banking Corp. Ltd.	342,000	3,271,356
SOUTH KOREA—0.9%
Materials—0.9%
LG Chem Ltd.	7,100	2,302,422
SPAIN—1.0%
Consumer Discretionary—1.0%
Amadeus IT Group SA	36,660	2,569,147
SWEDEN—0.6%
Industrials—0.6%
Atlas Copco AB, A Shares	105,900	1,690,102
TAIWAN—1.3%
Information Technology—1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	170,200	3,407,147
UNITED KINGDOM—5.9%
Communication Services—0.7%
Vodafone Group PLC, ADR(a)	208,700	1,794,820
Consumer Discretionary—1.3%
Taylor Wimpey PLC	1,809,512	3,378,344
Financials—1.1%
London Stock Exchange Group PLC	25,700	2,907,031
Health Care—1.2%
AstraZeneca PLC, ADR(a)	49,900	3,325,336
Industrials—1.0%
Melrose Industries PLC	376,200	2,804,002

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Materials—0.6%
Mondi PLC	87,800	$ 1,573,351
Total United Kingdom		15,782,884
UNITED STATES—61.1%
Communication Services—1.9%
Alphabet, Inc., Class C(a)(b)	36,000	5,104,800
Consumer Discretionary—5.1%
Aptiv PLC(a)(b)	24,400	1,984,452
Genuine Parts Co.(a)	22,500	3,155,175
Las Vegas Sands Corp.	35,400	1,731,768
Lowe's Cos., Inc.(a)	16,100	3,426,724
TJX Cos., Inc.(a)	37,400	3,549,634
		13,847,753
Consumer Staples—6.2%
Coca-Cola Co.(a)	58,700	3,492,063
Keurig Dr Pepper, Inc.	81,100	2,549,784
Mondelez International, Inc., Class A(a)	50,300	3,786,081
Nestle SA	25,210	2,872,693
Target Corp.(a)	28,500	3,963,780
		16,664,401
Energy—1.1%
Williams Cos., Inc. (The)(a)	85,585	2,966,376
Financials—9.0%
Bank of America Corp.(a)	86,500	2,941,865
Blackstone, Inc.	27,354	3,404,206
CME Group, Inc.	13,300	2,737,672
Fidelity National Information Services, Inc.	43,339	2,698,286
Goldman Sachs Group, Inc.	9,500	3,648,095
Huntington Bancshares, Inc.	235,700	3,000,461
JPMorgan Chase & Co.	20,900	3,644,124
MetLife, Inc.	31,700	2,197,444
		24,272,153
Health Care—10.7%
AbbVie, Inc.(a)	24,212	3,980,453
Baxter International, Inc.	49,700	1,922,893
Bristol-Myers Squibb Co.(a)	42,408	2,072,479
CVS Health Corp.	37,100	2,759,127
Eli Lilly & Co.(a)	5,700	3,679,977
Medtronic PLC(a)	29,000	2,538,660
Merck & Co., Inc.	29,100	3,514,698
Roche Holding AG	8,210	2,337,521
Sanofi SA	30,900	3,094,497
UnitedHealth Group, Inc.(a)	5,592	2,861,650
		28,761,955
Industrials—6.5%
FedEx Corp.(a)	13,500	3,257,415
Ferrovial SE	76,000	2,898,277
Norfolk Southern Corp.	11,200	2,634,688
Schneider Electric SE	18,200	3,575,390
Stanley Black & Decker, Inc.	22,800	2,127,240
Waste Management, Inc.	16,500	3,062,895
		17,555,905
Shares or Principal Amount		Value

Information Technology—13.5%
Amdocs Ltd.	36,500	$ 3,346,320
Analog Devices, Inc.	18,100	3,481,716
Apple, Inc.(a)	54,000	9,957,600
Broadcom, Inc.(a)	5,326	6,284,680
Cisco Systems, Inc.	63,600	3,191,448
Microsoft Corp.(a)	25,626	10,188,385
		36,450,149
Materials—2.2%
Linde PLC	9,200	3,713,140
Newmont Corp.	67,800	2,339,778
		6,052,918
Real Estate—1.8%
American Tower Corp., REIT	11,500	2,249,975
Gaming & Leisure Properties, Inc., REIT(a)	53,991	2,464,689
		4,714,664
Utilities—3.1%
CMS Energy Corp.(a)	43,800	2,503,608
FirstEnergy Corp.	59,600	2,186,128
NextEra Energy Partners LP	46,300	1,382,055
NextEra Energy, Inc.(a)	37,100	2,175,173
		8,246,964
Total United States		164,638,038
Total Common Stocks		262,018,134
CORPORATE BONDS—0.0%
UNITED STATES—0.0%
Diversified Financial Services—0.0%
Fixed Income Pass-Through Trust, Class B, Series 2007 -C, 0.00%, 01/15/2087(c)	$500,000	500
Total Corporate Bonds		500
PREFERRED STOCKS—1.2%
SOUTH KOREA—1.2%
Information Technology—1.2%
Samsung Electronics Co. Ltd.	75,400	3,299,191
Total Preferred Stocks		3,299,191
SHORT-TERM INVESTMENT—0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(d)	2,122,759	2,122,759
Total Short-Term Investment		2,122,759
Total Investments (Cost $231,332,242)—99.2%		267,440,584
Other Assets in Excess of Liabilities—0.8%		2,025,495
Net Assets—100.0%		$269,466,079

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2024
abrdn Global Dynamic Dividend Fund

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar
At January 31, 2024, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/17/2024	Citibank N.A.	USD	21,326,189	EUR	19,400,000	$21,032,641	$293,548

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Funds values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
4

Notes to Portfolio of Investments  (concluded)
January 31, 2024 (unaudited)

Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5